UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-04078
SELIGMAN FRONTIER FUND, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 10/31
Date of reporting period: 01/31

Portfolio of Investments
Seligman Frontier Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.3%)

Issuer	Shares		Value(a)
Aerospace & Defense (5.1%)
AeroVironment	11,300	(b)	$384,991
BE Aerospace	21,800	(b)	488,974
DigitalGlobe	11,947	(b)	281,113
Ducommun	6,400	(d)	115,072
Global Defense Technology & Systems	12,882	(b)	175,582
Stanley	13,500	(b)	353,430

Total			1,799,162

Auto Components (2.0%)
Amerigon	23,600	(b,d)	192,340
Gentex	16,100		308,637
Tenneco	11,700	(b)	206,856

Total			707,833

Biotechnology (6.8%)
Affymax	9,000	(b,d)	189,000
Allos Therapeutics	49,900	(b)	362,274
AMAG Pharmaceuticals	8,800	(b,d)	387,024
BioMarin Pharmaceutical	22,100	(b,d)	429,403
Celera	49,000	(b,d)	329,770
Facet Biotech	13,820	(b,d)	217,665
Onyx Pharmaceuticals	9,800	(b)	281,848
OSI Pharmaceuticals	6,500	(b)	222,430

Total			2,419,414

Capital Markets (4.2%)
Affiliated Managers Group	7,800	(b,d)	472,446
Artio Global Investors	7,609	(b)	186,573
Duff & Phelps Cl A	14,118		229,276
Piper Jaffray Companies	3,700	(b)	179,746
Stifel Financial	4,700	(b,d)	245,810
Thomas Weisel Partners Group	44,400	(b,d)	189,588

Total			1,503,439

Chemicals (0.6%)
Intrepid Potash	9,300	(b,d)	227,757

Commercial Banks (0.8%)
Signature Bank	8,200	(b)	283,556

Commercial Services & Supplies (1.9%)
Clean Harbors	4,800	(b)	274,848
GEO Group	12,700	(b,d)	234,950
Tetra Tech	6,700	(b)	151,688

Total			661,486

Communications Equipment (4.7%)
Blue Coat Systems	11,700	(b)	288,405

Issuer	Shares		Value(a)
CommScope	12,763	(b)	347,281
DG FastChannel	7,100	(b)	193,475
Emulex	47,300	(b)	531,652
Ixia	43,900	(b,d)	325,738

Total			1,686,551

Computers & Peripherals (0.9%)
Netezza	33,600	(b,d)	305,424

Construction & Engineering (3.2%)
MYR Group	14,829	(b,d)	235,188
Orion Marine Group	48,543	(b)	918,919

Total			1,154,107

Containers & Packaging (0.7%)
Rock-Tenn Cl A	5,800		247,602

Diversified Consumer Services (2.4%)
American Public Education	9,000	(b,d)	343,260
Coinstar	20,400	(b,d)	526,932

Total			870,192

Diversified Telecommunication Services (0.4%)
Neutral Tandem	10,200	(b,d)	157,692

Electrical Equipment (0.9%)
GrafTech Intl	24,100	(b)	302,696

Energy Equipment & Services (0.9%)
Dril-Quip	5,900	(b,d)	309,691

Food Products (1.3%)
Calavo Growers	10,300	(d)	172,628
Dole Food	26,100	(b,d)	300,150

Total			472,778

Health Care Equipment & Supplies (2.8%)
American Medical Systems Holdings	16,900	(b)	324,480
Integra LifeSciences Holdings	7,867	(b,d)	302,093
Wright Medical Group	19,800	(b,d)	354,024

Total			980,597

Health Care Providers & Services (9.5%)
Amedisys	7,000	(b,d)	384,650
AmSurg	12,300	(b)	259,653
Chemed	8,800		409,200
Five Star Quality Care	76,371	(b)	241,332
Genoptix	8,400	(b,d)	273,504
Gentiva Health Services	14,200	(b)	362,668
Hanger Orthopedic Group	19,900	(b)	323,574
Kindred Healthcare	20,200	(b)	341,582
MEDNAX	7,398	(b)	420,650
Odyssey HealthCare	14,800	(b)	217,264
Skilled Healthcare Group Cl A	20,948	(b,d)	137,000

Total			3,371,077

Hotels, Restaurants & Leisure (4.0%)
Bally Technologies	17,500	(b)	694,225

Issuer	Shares		Value(a)
California Pizza Kitchen	21,600	(b,d)	298,080
Einstein Noah Restaurant Group	20,000	(b,d)	235,400
Morgans Hotel Group	48,367	(b)	193,952

Total			1,421,657

Insurance (0.8%)
Aspen Insurance Holdings	10,900	(c)	290,267

Internet & Catalog Retail (1.6%)
Shutterfly	23,700	(b)	374,934
Vitacost.com	19,028	(b)	188,377

Total			563,311

Internet Software & Services (2.6%)
Art Technology Group	97,900	(b)	438,592
Vistaprint	8,751	(b,c,d)	490,144

Total			928,736

IT Services (2.0%)
Information Services Group	39,000	(b)	141,570
TeleTech Holdings	29,200	(b)	555,968

Total			697,538

Machinery (0.5%)
Kaydon	5,000	(d)	163,450

Media (0.6%)
Dolan Media	21,200	(b,d)	209,456

Metals & Mining (1.6%)
Horsehead Holding	31,764	(b)	311,287
Walter Energy	3,800		246,696

Total			557,983

Oil, Gas & Consumable Fuels (3.4%)
Approach Resources	20,500	(b)	164,205
Arena Resources	7,200	(b,d)	276,048
Brigham Exploration	12,721	(b,d)	165,882
Goodrich Petroleum	13,100	(b,d)	272,873
Whiting Petroleum	5,100	(b,d)	339,456

Total			1,218,464

Personal Products (0.9%)
Alberto-Culver	11,200		317,968

Pharmaceuticals (1.3%)
Cypress Bioscience	45,600	(b,d)	234,840
Endo Pharmaceuticals Holdings	12,200	(b)	245,342

Total			480,182

Professional Services (2.4%)
FTI Consulting	16,200	(b,d)	671,490
Huron Consulting Group	7,950	(b)	189,528

Total			861,018

Real Estate Investment Trusts (REITs) (1.0%)
MFA Financial	47,300		348,128

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (7.8%)
Atheros Communications	12,400	(b)	397,668
Entegris	77,342	(b)	281,525
Microsemi	32,922	(b)	491,855
ON Semiconductor	74,491	(b)	537,080
Silicon Laboratories	6,600	(b,d)	278,784
Tessera Technologies	19,100	(b)	327,947
Varian Semiconductor Equipment Associates	9,000	(b)	263,970
Verigy	19,000	(b,c)	205,960

Total			2,784,789

Software (8.7%)
Ariba	19,100	(b,d)	240,469
Informatica	12,378	(b,d)	293,235
JDA Software Group	10,500	(b)	275,205
Lawson Software	41,800	(b)	253,308
Nuance Communications	64,475	(b)	968,414
Radiant Systems	30,400	(b)	351,120
Rovi	12,062	(b)	348,230
SuccessFactors	21,937	(b)	357,572

Total			3,087,553

Specialty Retail (4.1%)
American Eagle Outfitters	18,500		293,965
hhgregg	8,900	(b)	189,570
Pier 1 Imports	36,100	(b)	184,110
Talbots	19,900	(b,d)	224,074
Ulta Salon Cosmetics & Fragrance	18,500	(b)	358,900
Vitamin Shoppe	10,690	(b)	224,490

Total			1,475,109

Textiles, Apparel & Luxury Goods (1.9%)
Carter’s	7,800	(b)	201,708
Fuqi Intl	15,720	(b,c,d)	258,594
Steven Madden	5,500	(b)	220,770

Total			681,072

Thrifts & Mortgage Finance (0.8%)
First Niagara Financial Group	20,300		278,719

Transportation Infrastructure (1.2%)
Aegean Marine Petroleum Network	14,000	(c)	435,540

Total Common Stocks (Cost: $35,388,026)			$34,261,994

Money Market Fund (4.7%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	1,686,156	(e)	$1,686,156

Total Money Market Fund (Cost: $1,686,156)			$1,686,156

Investments of Cash Collateral Received for Securities on Loan (15.2%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	5,403,652	$5,403,652

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $5,403,652)		$5,403,652

Total Investments in Securities (Cost: $42,477,834)(f)		$41,351,802

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Jan. 31, 2010, the value of foreign securities, excluding short-term securities, represented 4.72% of net assets.

(d)	At Jan. 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(f)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $42,478,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,020,000
Unrealized depreciation	(4,146,000)

Net unrealized depreciation	$(1,126,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$34,261,994	$—	$—	$34,261,994

Total Equity Securities	34,261,994	—	—	34,261,994

Other
Affiliated Money Market Fund (b)	1,686,156	—	—	1,686,156
Investments of Cash Collateral Received for Securities on Loan (c)	5,403,652	—	—	5,403,652

Total Other	7,089,808	—	—	7,089,808

Total	$41,351,802	$—	$—	$41,351,802

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Item 2. Control and Procedures.
     (a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
     (b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Frontier Fund, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date March 31, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date March 31, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date March 31, 2010